Subsequent Events - Additional Information (Detail) m² in Thousands, $ in Thousands, ¥ in Millions		1 Months Ended
	Mar. 01, 2017	Apr. 30, 2017 CNY (¥) m²	Apr. 30, 2017 USD ($) m²	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 30, 2016 CNY (¥)	Mar. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Feb. 12, 2015 CNY (¥)	Feb. 12, 2015 USD ($)
Subsequent Event [Line Items]
Short-term loans						$ 7,816				$ 21,280
Land use rights, net						1,966				2,129
Subsequent Event
Subsequent Event [Line Items]
Short-term loans				¥ 40	$ 5,761
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Subsequent Event [Line Items]
Short-term loans							¥ 40	$ 5,761	¥ 40	6,175	¥ 40	$ 6,175
Carrying value of the pledged property						9,553				$ 2,851
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Scenario, Forecast
Subsequent Event [Line Items]
Percentage of ownership interest transferred to third party		100.00%	100.00%
Consideration for sale of subsidiary		¥ 1,000	$ 144,000
Area of land acquired for project | m²		139,650	139,650
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Subsequent Event
Subsequent Event [Line Items]
Percentage of ownership interest transferred to third party	100.00%
17FOXSY
Subsequent Event [Line Items]
Carrying value of the pledged property						8,626
Land use rights, net						$ 1,966